Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $6,925,000. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 6,925,000
Final Prospectus	true